Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In the Compensation Committee’s discretion, we grant stock options and/or restricted stock units to our employees, including our NEOs. Our current practice is to grant (1) all new-hire and new-director option and/or restricted stock unit awards close in time to such new hire or new director’s start date; (2) discretionary stock option and/or restricted stock unit awards for all employees, including NEOs; (3) option awards annually to non-salaried directors. The Compensation Committee does not take into account material non-public information when determining the timing or terms of option awards, nor does the Compensation Committee time disclosure of material non-public information for the purpose of affecting the value of NEO compensation.

During the fiscal year ended December 31, 2025, the Company did not award any options to a NEO in the period beginning four days before the filing of a periodic on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report.

Award Timing Method	Our current practice is to grant (1) all new-hire and new-director option and/or restricted stock unit awards close in time to such new hire or new director’s start date; (2) discretionary stock option and/or restricted stock unit awards for all employees, including NEOs; (3) option awards annually to non-salaried directors.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not take into account material non-public information when determining the timing or terms of option awards, nor does the Compensation Committee time disclosure of material non-public information for the purpose of affecting the value of NEO compensation.
MNPI Disclosure Timed for Compensation Value	false